UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):           [ ] is a restatement.
                                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Promethean Asset Management, LLC
Address:         55 Fifth Avenue, Floor 17
                 New York, NY 10003

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            E. Kurt Kim
Title:           Chief Financial Officer
Phone:           212-702-5200

Signature, Place, and Date of Signing:

/s/ E. Kurt Kim              New York, NY           08/12/06
-----------------          ---------------        ------------
   [Signature]               [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


Issuer                         Class              CUSIP        Value  SH/PRN AMT   SH/  PRN   Inv    Other    SOLE    SHARED   NONE
                                                              (x$1000)             PUT/ CALL Discr   Mgr

3COM CORP                      COM                885535104    4,367      852,900  SH         DEFINED   01   852,900
A D C TELECOMMUNICATIONS       NOTE  1.000% 6/1   000886AD3    1,876    2,000,000  PRN        DEFINED   01                 2,000,000
ADAPTEC INC                    COM                00651F108    1,167      268,900  SH         DEFINED   01   268,900
ADAPTEC INC                    NOTE  0.750%12/2   00651FAG3    2,676    3,076,000  PRN        DEFINED   01                 3,076,000
AEROPOSTALE                    COM                007865108    1,286       44,500  SH         DEFINED   01    44,500
ANHEUSER BUSCH COS INC         COM                035229103    3,009       66,000  SH         DEFINED   01    66,000
BEA SYS INC                    COM                073325102    2,553      195,000  SH         DEFINED   01   195,000
BERKSHIRE HATHAWAY INC DEL     CL B               084670207      243           80  SH         DEFINED   01        80
BORLAND SOFTWARE CORP          COM                099849101    1,344      254,500  SH         DEFINED   01   254,500
BROCADE COMMUNICATIONS SYS I   COM                111621108    2,166      352,700  SH         DEFINED   01   352,700
CASUAL MALE RETAIL GRP INC     NOTE  5.000% 1/0   148711AB0    2,380    2,250,000  PRN        DEFINED   01                 2,250,000
COVAD COMMUNICATIONS GROUP I   DBCV  3.000% 3/1   222814AR6      896    1,000,000  PRN        DEFINED   01                 1,000,000
CURAGEN CORP                   NOTE  4.000% 2/1   23126RAE1    1,541    2,083,000  PRN        DEFINED   01                 2,083,000
CURAGEN CORP                   SDCV  6.000% 2/0   23126RAC5    4,571    4,600,000  PRN        DEFINED   01                 4,600,000
DISCOVERY HOLDING CO           CL A COM           25468Y107    1,203       82,200  SH         DEFINED   01    82,200
DST SYS INC DEL                DBCV  3.625% 8/1   233326AD9    2,561    2,000,000  PRN        DEFINED   01                 2,000,000
FLIR SYS INC                   COM                302445101      211        9,200  SH         DEFINED   01     9,200
FLIR SYS INC                   NOTE  3.000% 6/0   302445AB7    1,195    1,000,000  PRN        DEFINED   01                 1,000,000
FREEPORT-MCMORAN COPPER & GO   NOTE  7.000% 2/1   35671DAK1    3,885    2,100,000  PRN        DEFINED   01                 2,100,000
GASTAR EXPL LTD                COM                367299104    1,284      537,136  SH         DEFINED   01   537,136
GATEWAY INC                    NOTE  1.500%12/3   367626AB4    1,555    2,000,000  PRN        DEFINED   01                 2,000,000
GENERAL MTRS CORP              COM                370442105    8,937      300,000  PUT        DEFINED   01   300,000
GREY WOLF INC                  NOTE  3.750% 5/0   397888AD0    2,590    2,000,000  PRN        DEFINED   01                 2,000,000
HARTFORD FINL SVCS GROUP INC   COM                416515104      338        4,000  PUT        DEFINED   01     4,000
INFOSPACE INC                  COM NEW            45678T201    1,349       59,500  SH         DEFINED   01    59,500
JDS UNIPHASE CORP              NOTE        11/1   46612JAB7    5,468    6,000,000  PRN        DEFINED   01                 6,000,000
LEVEL 3 COMMUNICATIONS INC     NOTE  6.000% 3/1   52729NAS9    3,320    4,000,000  PRN        DEFINED   01                 4,000,000
LEXMARK INTL NEW               CL A               529771107    1,117       20,000  SH         DEFINED   01    20,000
LIBERTY MEDIA HLDG CORP        INT COM SER A      53071M104      375       21,750  SH         DEFINED   01    21,750
LIBERTY MEDIA HLDG CORP        CAP COM SER A      53071M302      364        4,350  SH         DEFINED   01     4,350
MAXXAM INC                     COM                577913106      314       11,200  SH         DEFINED   01    11,200
MCDONALDS CORP                 COM                580135101    2,957       88,000  SH         DEFINED   01    88,000
MERIDIAN RESOURCE CORP         COM                58977Q109      886      253,000  SH         DEFINED   01   253,000
METLIFE INC                    COM                59156R108      384        7,500  PUT        DEFINED   01     7,500
MICROSOFT CORP                 COM                594918104    2,913      125,000  SH         DEFINED   01   125,000
MIRANT CORP NEW                COM                60467R100    1,403       52,337  SH         DEFINED   01    52,337
NASDAQ 100 TR                  COM                631100104   15,508      400,000  CALL       DEFINED   01   400,000
NASDAQ 100 TR                  COM                631100104   19,385      500,000  CALL       DEFINED   01   500,000
NASDAQ 100 TR                  COM                631100104  112,433    2,900,000  CALL       DEFINED   01 2,900,000
NEWMONT MINING CORP            COM                651639106       79        1,500  SH         DEFINED   01     1,500
NEWMONT MINING CORP            COM                651639106    2,647       50,000  CALL       DEFINED   01    50,000
NEWS CORP                      CL A               65248E104      447       23,300  SH         DEFINED   01    23,300
NOKIA CORP                     SPONSORED ADR      654902204    1,357       67,000  SH         DEFINED   01    67,000
NOVELL INC                     COM                670006105    1,406      212,000  SH         DEFINED   01   212,000
PACIFIC SUNWEAR CALIF INC      COM                694873100    1,076       60,000  SH         DEFINED   01    60,000
PHOTRONICS INC                 NOTE  2.250% 4/1   719405AE2    2,208    2,000,000  PRN        DEFINED   01                 2,000,000
PIONEER NAT RES CO             COM                723787107      696       15,000  SH         DEFINED   01    15,000
PIXELWORKS INC                 SDCV  1.750% 5/1   72581MAB3    2,621    3,750,000  PRN        DEFINED   01                 3,750,000
POWERWAVE TECHNOLOGIES INC     NOTE  1.250% 7/1   739363AB5    3,139    3,000,000  PRN        DEFINED   01                 3,000,000
PRUDENTIAL FINL INC            COM                744320102      389        5,000  PUT        DEFINED   01     5,000
QUANTA SVCS INC                SDCV  4.500%10/0   74762EAC6    4,965    3,000,000  PRN        DEFINED   01                 3,000,000
RAMBUS INC DEL                 NOTE         2/0   750917AB2    5,721    5,000,000  PRN        DEFINED   01                 5,000,000
REALNETWORKS INC               NOTE         7/0   75605LAB0    3,055    2,500,000  PRN        DEFINED   01                 2,500,000
RED HAT INC                    DBCV  0.500% 1/1   756577AB8    3,798    3,500,000  PRN        DEFINED   01                 3,500,000
SANMINA SCI CORP               COM                800907107      385       83,600  SH         DEFINED   01    83,600
SUNTERRA CORP                  NOTE  3.750% 3/2   86787DAC3    3,953    4,150,000  PRN        DEFINED   01                 4,150,000
SYCAMORE NETWORKS INC          COM                871206108    1,299      320,000  SH         DEFINED   01   320,000
TEKELEC                        NOTE  2.250% 6/1   879101AE3      954    1,000,000  PRN        DEFINED   01                 1,000,000
TYCO INTL LTD NEW              COM                902124106    1,870       68,000  SH         DEFINED   01    68,000
UNITED ONLINE INC              COM                911268100    1,265      105,400  SH         DEFINED   01   105,400
WAL MART STORES INC            COM                931142103    3,179       66,000  SH         DEFINED   01    66,000

                                   61                                  268,514


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     1
Form 13F Information Table Entry Total:                61
Form 13F Information Table Value Total:                $268,514
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

      01        28-10099                Promethean Investment Group, LLC